Components of Tier 1 and Total Risk-Based Capital (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Deferred tax liabilities, associated with non-tax deductible identifiable intangible assets	$ 1,310	$ 1,459
Deferred tax liabilities, associated with tax deductible goodwill	$ 1,130	$ 967